Document and Entity Information - USD ($)	12 Months Ended
	Sep. 30, 2016	Dec. 12, 2016	Mar. 31, 2016
Document And Entity Information
Entity Registrant Name	FRP HOLDINGS, INC.
Entity Central Index Key	0000844059
Document Type	10-K
Document Period End Date	Sep. 30, 2016
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float			$ 269,324,902
Entity Common Stock, Shares Outstanding		9,881,415
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2016